Equity - Additional Information (Details)	Dec. 17, 2025	Sep. 30, 2025 shares $ / shares	Jun. 30, 2026 shares vote	Sep. 30, 2025 shares $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of votes per ordinary share | vote			1
Convertible Note Subscription Agreement, Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Number of other equity instruments granted in share-based payment arrangement (in shares)		2,000,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in USD/AUD per share) | (per share)		$ 16.25		$ 2.52
Number of other equity instruments exercisable in share-based payment arrangement (in shares)		1,600,000	400,000	1,600,000
Maturity term	4 years